UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement
                                  |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT 06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald H. Oliver
Title: President
Phone: 203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver     Westport, Connecticut     August 9, 2006
      ----------------     ---------------------     --------------

Report Type  (Check only one):

|X|   13F Holdings Report
|_|   13F Notice
|_|   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total (x$1,000): $2,250,822

List of Included Managers:

      Andrew J. Knuth            Westport Asset Management, Inc.
      Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
      No.      13F File Number           Name

                                                                                               Voting Authority
                                                                                               ----------------
                                   Title                Value    Shares/    Sh/  Put/  Invstmt   Other
        Name of Issuer            of class    CUSIP    (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared     None
--------------------------------  --------  ---------  --------  --------   ---  ----  -------  --------  ----  -------   ------
AAR Corp.                         COM       000361105     15563    700100   SH         Defined                   625000    75100
Airgas, Inc.                      COM       009363102      2213     59400   SH         Defined                    59400
Alabama National Bancorp          COM       010317105      4057     59530   SH         Defined                    59530
Americanwest Bancorporation       COM       03058P109      2419    106779   SH         Defined                    16000    90779
Amphenol Corp.                    COM       032095101       224      4000   SH         Defined                     4000
Applebees International, Inc.     COM       037899101     33085   1721368   SH         Defined         1        1613243   108125
Arbitron, Inc.                    COM       03875Q108      5263    137300   SH         Defined         1         137300
Arthur J. Gallagher & Company     COM       363576109     22408    884300   SH         Defined         1         742300   142000
Baker Hughes, Inc.                COM       057224107      2245     27429   SH         Defined                    27429
Bank of America Corp.             COM       060505104       268      5580   SH         Defined                     5580
BankUnited Financial Corp. - C    COM       06652B103     70676   2315731   SH         Defined         1        2045731   270000
Banner Corporation                COM       06652V109     25200    653865   SH         Defined                   617565    36300
Bausch & Lomb, Inc.               COM       071707103      7356    150000   SH         Defined         1         150000
Beasley Broadcast Group, Inc.     COM       074014101      7559   1079874   SH         Defined                   969874   110000
Berry Petroleum Co.               COM       085789105      2990     90200   SH         Defined         1          90200
Big Lots, Inc.                    COM       089302103     89416   5235101   SH         Defined         1        4729564   505537
Brown & Brown, Inc.               COM       115236101     38138   1305200   SH         Defined                  1245200    60000
C&D Technologies, Inc.            COM       124661109       429     57000   SH         Defined                    57000
CACI International, Inc.          COM       127190304     10552    180900   SH         Defined         1         150900    30000
Cadence Financial Corp.           COM       12738A101      1002     45000   SH         Defined                    45000
Caremark Rx, Inc.                 COM       141705103     12349    247614   SH         Defined                   247614
Ceridian Corp.                    COM       156779100     21251    869500   SH         Defined                   869500
Charles River Laboratories Int    COM       159864107     12351    335616   SH         Defined                   335616
Checkpoint Systems, Inc.          COM       162825103     67462   3037478   SH         Defined         1        2725078   312400
Chittenden Corp.                  COM       170228100     12812    495625   SH         Defined                   495625
Columbia Banking System, Inc.     COM       197236102      7952    212730   SH         Defined                   212730
Comstock Resources, Inc.          COM       205768203     37190   1245479   SH         Defined         1        1245479
Con-way Inc.                      COM       205944101     12003    207200   SH         Defined                   162200    45000
ConocoPhillips                    COM       20825C104      6553    100000   SH         Defined                   100000
Constellation Brands, Inc. - C    COM       21036P108      9096    363835   SH         Defined                   232000   131835
Cox Radio, Inc. - Class A         COM       224051102     23891   1656800   SH         Defined         1        1539700   117100
Darden Restaurants, Inc.          COM       237194105      5831    148000   SH         Defined                   148000
Del Monte Foods Company           COM       24522P103      4402    392000   SH         Defined                   392000
Delta & Pine Land Company         COM       247357106      7388    251300   SH         Defined         1         251300
Devon Energy Corp.                COM       25179M103     21671    358726   SH         Defined                   296212    62514
Devry, Inc.                       COM       251893103     82888   3772800   SH         Defined         1        3379400   393400
Downey Financial Corp.            COM       261018105     57890    853208   SH         Defined         1         771851    81357
EGL Inc.                          COM       268484102     71865   1431568   SH         Defined         1        1289818   141750
EMS Technologies, Inc.            COM       26873N108      8834    491601   SH         Defined         1         381601   110000
Emmis Communications Corp.        COM       291525103      4606    294524   SH         Defined                   294524
Fairchild Semiconductor Corp.     COM       303726103     12334    678800   SH         Defined                   678800
First Bank NW Corp.               COM       33762X106      2897    110312   SH         Defined                   110312
Fisher Scientific Internationa    COM       338032204     14990    205200   SH         Defined                   186000    19200
Florida East Coast Industries,    COM       340632108     10885    208006   SH         Defined         1         208006
Gaylord Entertainment Company     COM       367905106     12301    281865   SH         Defined                   262765    19100
General Communication, Inc. -     COM       369385109     27391   2223328   SH         Defined         1        2008128   215200
General Electric                  COM       369604103       445     13500   SH         Defined                    13500
Harbor Florida Bancshares, Inc    COM       411901101     14812    398806   SH         Defined                   351806    47000
Helmerich & Payne                 COM       423452101      5423     90000   SH         Defined         1          90000
Hilb, Rogal & Hobbs Company       COM       431294107     79606   2135919   SH         Defined         1        1879219   256700
Houston Exploration Company       COM       442120101     25039    409200   SH         Defined         1         409200
IMS Health, Inc.                  COM       449934108     22104    823237   SH         Defined                   823237
ITT Educational Services, Inc.    COM       45068B109    147674   2243950   SH         Defined                  2144850    99100
JLG Industries, Inc.              COM       466210101     39226   1743387   SH         Defined         1        1619387   124000
Jack Henry & Associates, Inc.     COM       426281101      7864    400000   SH         Defined         1         400000
LTX Corporation                   COM       502392103       372     53000   SH         Defined                    53000
Lincare Holdings, Inc.            COM       532791100     16093    425300   SH         Defined                   385300    40000
Lubrizol Corp.                    COM       549271104     14581    365896   SH         Defined                   365896
Lydall, Inc.                      COM       550819106      4779    518300   SH         Defined                   518300
MRO Software, Inc.                COM       55347W105      7596    378459   SH         Defined         1         330159    48300
Map Info Corp.                    COM       565105103       700     53635   SH         Defined                    13635    40000
Morgans Hotel Group               COM       61748W108      3143    201991   SH         Defined                   201991
Nat.West.Life Ins.                COM       638522102     50317    209960   SH         Defined                   209960
North Valley Bancorp              COM       66304M105      1205     69300   SH         Defined                             69300
Orient Express Hotels Ltd. - C    COM       G67743107     46911   1207800   SH         Defined         1        1113600    94200
Owens & Minor, Inc.               COM       690732102     39934   1396300   SH         Defined                  1150700   245600
Parametric Technology Corp.       COM       699173209     13639   1073102   SH         Defined         1        1073102
People's Bank                     COM       710198102     26078    793847   SH         Defined                   661847   132000
Perkin Elmer, Inc.                COM       714046109      1866     89300   SH         Defined                    89300
Perot Systems Corp. - Class A     COM       714265105     16972   1172114   SH         Defined         1        1070014   102100
Pioneer Drilling Co., Ltd.        COM       723655106      4797    310700   SH         Defined                   310700
Pogo Producing Company            COM       730448107     73866   1602300   SH         Defined         1        1524000    78300
Praxair, Inc.                     COM       74005P104       346      6400   SH         Defined                     6400
Precision Castparts Corp.         COM       740189105      9932    166200   SH         Defined                   166200
Preferred Bank, Los Angeles       COM       740367107      2299     42890   SH         Defined         1          42890
Pres.Realty B                     COM       741004204       573     86200   SH         Defined                    86200
Prosperity Bancshares, Inc.       COM       743606105     19893    604820   SH         Defined         1         540748    64072
Reynolds & Reynolds Company (T    COM       761695105     11072    361000   SH         Defined         1         331800    29200
Rockwell Collins, Inc.            COM       774341101       223      4000   SH         Defined                     4000
Rogers Corp.                      COM       775133101     72865   1293301   SH         Defined         1        1183301   110000
Ross Stores, Inc.                 COM       778296103     29912   1066378   SH         Defined                  1066378
Ruby Tuesday, Inc.                COM       781182100     62229   2549333   SH         Defined         1        2249700   299633
Saks, Inc.                        COM       79377w108     35509   2195950   SH         Defined                  1825950   370000
Sequa Corp. A                     COM       817320104     10815    132700   SH         Defined                   121600    11100
Sequa Corp. B                     COM       817320203      3131     38300   SH         Defined                    38300
Southwestern Energy Company       COM       845467109     13738    440900   SH         Defined                   440900
St. Joe Company (The)             COM       790148100     11556    248300   SH         Defined                   228300    20000
Sterling Financial Corp.          COM       859319105     20327    666230   SH         Defined                   666230
Stone Energy Corp.                COM       861642106      9962    214000   SH         Defined                   190000    24000
SunTrust Banks, Inc.              COM       867914103       861     11285   SH         Defined                    11285
Synopsys, Inc.                    COM       871607107     20842   1110392   SH         Defined         1        1110392
TJX Companies                     COM       872540109     18213    796700   SH         Defined                   716700    80000
Texas Instruments, Inc.           COM       882508104      2180     71980   SH         Defined                    71980
The South Financial Group, Inc    COM       837841105     43547   1648894   SH         Defined         1        1524894   124000
Thomas & Betts Corp.              COM       884315102     11614    226400   SH         Defined                   226400
Timberland Bancorp.               COM       887098101      1992     63800   SH         Defined                    63800
Triad Hospitals, Inc.             COM       89579K109     50065   1264902   SH         Defined                  1137855   127047
United Rentals, Inc.              COM       911363109     22328    698200   SH         Defined         1         648000    50200
Universal Health Services, Inc    COM       913903100     71377   1420148   SH         Defined         1        1280248   139900
Vishay Intertechnology, Inc.      COM       928298108     17122   1088500   SH         Defined         1        1038500    50000
Volt Information Sciences, Inc    COM       928703107      2563     55000   SH         Defined                    55000
W-H Energy Services, Inc.         COM       92925E108      8748    172100   SH         Defined         1         172100
Wachovia Corp.                    COM       929903102       272      5028   SH         Defined                     5028
Webster Financial Corp.           COM       947890109     19928    420068   SH         Defined                   386102    33966
Young Broadcasting, Inc.          COM       987434107       188     60000   SH         Defined                             60000
iShares Russell 2000 Index Fun    COM       464287655     68301    952190   SH         Defined         1         952190
Constellation Brands Inc.                   21036P306      1114     30000   SH         Defined                    30000